Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	[2]	Dec. 31, 2021	[2]
Statement of comprehensive income [abstract]
Net loss	$ (59,503)	[1]	$ (118,091)	[3],[4]	$ (202,266)	[3],[4]
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(604)	[1]	(3,235)	[4]	940	[4]
Changes in the fair value of debt instruments at fair value through other comprehensive income	354	[1]	(365)	[4]	0
Other comprehensive (loss)/income for the year, net of tax	(250)		(3,600)		940
Total comprehensive loss for the year	(59,753)	[1]	(121,691)	[4]	(201,326)	[4]
Total comprehensive loss attributable to:
Owners of the Company	$ (59,753)		$ (121,691)		$ (201,326)

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[4]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.